Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 65,081	$ 115,705
Accounts receivable	322,585	293,682
Income tax recoverable	29,449	38,087
Inventory	24,631	24,136
Total current assets	441,746	471,610
Non-current assets:
Income taxes recoverable	2,256
Deferred tax assets	41,822
Property, plant and equipment	3,173,824	3,641,889
Intangibles	28,116	3,316
Goodwill	205,167	207,399
Total non-current assets	3,451,185	3,852,604
Total assets	3,892,931	4,324,214
Current liabilities:
Accounts payable and accrued liabilities	209,625	240,736
Non-current liabilities:
Share based compensation	13,536	27,387
Provisions and other	10,086	12,421
Long-term debt	1,730,437	1,906,934
Deferred tax liabilities	118,911	174,618
Total non-current liabilities	1,872,970	2,121,360
Shareholders’ equity:
Shareholders’ capital	2,319,293	2,319,293
Contributed surplus	44,037	38,937
Deficit	(684,604)	(552,568)
Accumulated other comprehensive income	131,610	156,456
Total shareholders’ equity	1,810,336	1,962,118
Total liabilities and shareholders’ equity	$ 3,892,931	$ 4,324,214